Subsequent events	12 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
Subsequent events

Note 16. Subsequent events

The Company has evaluated subsequent events through , 2026, the date the financial statements were issued and filed with the U.S. Securities and Exchange Commission. Based on the Company’s evaluation, no event has occurred requiring adjustment or disclosure in the notes to the consolidated financial statements, except for:

1.	On October 11, 2025, DarkIris Digital Technology (Xiamen) Co., Ltd was incorporated in the People’s Republic of China as a wholly owned subsidiary of DarkIris.

2.	In October 2025, the Company signed a lease agreement with a third party for a term of one-year, effective from November 1, 2025 to October 31, 2026, and the total lease costs was HKD117,600 (equivalent to $15,077) for one year.